Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2025
Temporary Equity Disclosure [Abstract]
Summary of Activities of Preference Shares

The activities of the Preference Shares for the years ended December 31, 2023 and 2024 are as follows:

	Series Angel preference shares	Series Angel redeemable preference shares	Series A redeemable preference shares	Series A+ redeemable preference shares	Series B redeemable preference shares	Series B+ redeemable preference shares	Total
	Carrying amount	Carrying amount	Carrying amount	Carrying amount	Carrying amount	Carrying amount
	USD	USD	USD	USD	USD	USD	USD
Balance as of January 1, 2023	1,220,458	1,220,458	7,635,384	3,937,712	24,880,147	—	38,894,159
Accretion of redeemable preference shares	—	—	500,000	—	1,877,429	—	2,377,429
Foreign currency translation adjustment	(44,118)	(44,118)	(92,369)	(142,342)	(931,628)	—	(1,254,575)
Balance as of December 31, 2023	1,176,340	1,176,340	8,043,015	3,795,370	25,825,948	—	40,017,013
Accretion of redeemable preference shares	—	—	347,945	—	814,881	—	1,162,826
Issuance of Series B+ redeemable preference shares upon conversion of convertible debts	—	—	—	—	—	9,651,560	9,651,560
Conversion of preference shares to Class A ordinary shares immediately prior to the completion of IPO	(1,176,340)	(1,176,340)	(8,390,960)	(3,795,370)	(26,506,806)	(9,651,560)	(50,697,376)
Foreign currency translation adjustment	—	—	—	—	(134,023)	—	(134,023)
Balance as of December 31, 2024	—	—	—	—	—	—	—